Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Taxes - Schedule Of Provision For Income Taxes Details
Current taxes	$ (710,664)	$ (609,092)
Deferred taxes	710,664	609,092
Total